LOANS (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item
Troubled Debt Restructurings:
Amount of allocations of specific reserves	$ 584,810	$ 1,275,718
Amount of loans to customers whose loan terms have been modified	8,934,496	9,349,510
Number of Contracts	10	10
Pre-Modification Outstanding Recorded Investment	5,484,804	11,385,750
Post-Modification Outstanding Recorded Investment	4,457,649	10,204,615
Net increase (decrease) in the allowance for loan losses	(26,610)	1,275,718
Charge-offs	312,682	1,181,135
Net increase in the allowance for loan losses	14,407
Minimum
Troubled Debt Restructurings:
Modification period	6 months
Maximum
Troubled Debt Restructurings:
Modification period	1 year
Real estate loans
Troubled Debt Restructurings:
Number of Contracts	10	7
Pre-Modification Outstanding Recorded Investment	5,484,804	10,991,015
Post-Modification Outstanding Recorded Investment	4,457,649	9,809,880
Number of Contracts	1
Recorded Investment	303,503
Real estate loans | One-to-four family
Troubled Debt Restructurings:
Number of Contracts	4	2
Pre-Modification Outstanding Recorded Investment	447,799	1,025,174
Post-Modification Outstanding Recorded Investment	444,508	1,025,174
Number of Contracts	1
Recorded Investment	303,503
Real estate loans | Multi-family
Troubled Debt Restructurings:
Number of Contracts	1	2
Pre-Modification Outstanding Recorded Investment	449,055	5,894,771
Post-Modification Outstanding Recorded Investment	215,963	5,894,771
Real estate loans | Commercial
Troubled Debt Restructurings:
Number of Contracts	3	1
Pre-Modification Outstanding Recorded Investment	2,978,384	657,933
Post-Modification Outstanding Recorded Investment	2,702,490	657,933
Real estate loans | Construction and land
Troubled Debt Restructurings:
Number of Contracts	2	2
Pre-Modification Outstanding Recorded Investment	1,609,566	3,413,137
Post-Modification Outstanding Recorded Investment	1,094,688	2,232,002
Commercial business
Troubled Debt Restructurings:
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		55,998
Post-Modification Outstanding Recorded Investment		55,998
Consumer | Home equity
Troubled Debt Restructurings:
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		338,737
Post-Modification Outstanding Recorded Investment		$ 338,737